CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Sep. 30, 2025
CASH AND CASH EQUIVALENTS.
Schedule of cash and cash equivalents

	September 30, 2025	September 30, 2024
Cash in banks	$1,785,403	$1,808,052
	$1,785,403	$1,808,052